Leases - Future Minimum Commitments (Tables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Future minimum commitments under lease obligations
Due, Next Twelve Months	$ 1,309	$ 1,253
Due in Two Years	912	1,187
Due In Three Years	657	853
Due in Four Years	637	663
Due in Five Years	556	637
Due Thereafter	23,002	23,561
Total	27,073	28,154
Operating lease liabilities including current portion	8,864
Discount based on incremental borrowing rate	18,209
Land Lease Agreement
Future minimum commitments under lease obligations
Due, Next Twelve Months	556	556
Due in Two Years	556	556
Due In Three Years	556	556
Due in Four Years	556	556
Due in Five Years	556	556
Due Thereafter	23,002	23,561
Total	25,782	26,341
Operating lease liabilities including current portion	7,660
Discount based on incremental borrowing rate	18,122
Office Lease Agreement
Future minimum commitments under lease obligations
Due, Next Twelve Months	753	697
Due in Two Years	356	631
Due In Three Years	101	297
Due in Four Years	81	107
Due in Five Years	0	81
Due Thereafter	0	0
Total	1,291	$ 1,813
Operating lease liabilities including current portion	1,204
Discount based on incremental borrowing rate	$ 87